UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $41,434 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABIOMED INC                    COM              003654100     2036   123975 SH       SOLE                   123975        0        0
ASSISTED LIVING CONCPT NEV N   CL A             04544X102       59    14200 SH       SOLE                        0        0    14200
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     7065   563437 SH       SOLE                   551337        0    12100
CACI INTL INC                  CL A             127190304     4405    97696 SH       SOLE                    94696        0     3000
CARMAX INC                     COM              143130102      952   120800 SH       SOLE                   120800        0        0
DTS INC                        COM              23335C101     1978   107817 SH       SOLE                   102817        0     5000
FLOWSERVE CORP                 COM              34354P105       77     1500 SH       SOLE                        0        0     1500
HAYNES INTERNATIONAL INC       COM NEW          420877201     1192    48436 SH       SOLE                    46786        0     1650
HECKMANN CORP                  COM              422680108     1308   231567 SH       SOLE                   231567        0        0
HOLOGIC INC                    COM              436440101      111     8500 SH       SOLE                        0        0     8500
INDEPENDENCE HLDG CO NEW       COM NEW          453440307      862   238723 SH       SOLE                   238723        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     6307   760851 SH       SOLE                   760851        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      414  1089299 SH       SOLE                  1089299        0        0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206      167    20000 SH       SOLE                        0        0    20000
OMEGA PROTEIN CORP             COM              68210P107       20     5000 SH       SOLE                        0        0     5000
PHI INC                        COM NON VTG      69336T205     1126    80340 SH       SOLE                    77640        0     2700
REIS INC                       COM              75936P105      434    86709 SH       SOLE                    86709        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     1363   239547 SH       SOLE                   227547        0    12000
SAPIENT CORP                   COM              803062108     2629   592221 SH       SOLE                   577221        0    15000
SMART BALANCE INC              COM              83169Y108       73    10800 SH       SOLE                        0        0    10800
STANLEY INC                    COM              854532108      679    18744 SH       SOLE                    16744        0     2000
VARIAN MED SYS INC             COM              92220P105     1859    53046 SH       SOLE                    53046        0        0
WESTERN UN CO                  COM              959802109     6274   437492 SH       SOLE                   418592        0    18900
WYNDHAM WORLDWIDE CORP         COM              98310W108       44     6700 SH       SOLE                        0        0     6700